Finance Costs - Disclosure Of Finance Income Expense Explanatory (Parenthetical) (Detail) - PEN (S/) S/ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Finance Income Expense [Abstract]
Fianancial Cost Factoring Expenses	S/ 10,419	S/ 10,174